Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
DEBT
Debt at December 31, consisted of:

	2018		2017
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	$499.1	$506.5	$498.8	$520.7
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	496.5	455.5	496.1	477.9
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	296.4	368.5	296.1	382.3
4.00% Senior Notes due 2029 (issued: $550.0, October 2018)	544.5	562.4	0	0
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	395.5	496.6	395.3	516.9
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.6	350.2	346.5	388.7
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.3	366.7	395.2	402.9
4.125% Senior Notes due 2047 (issued: $850.0, April 2017)	841.4	831.9	841.2	917.1
4.20% Senior Notes due 2048 (issued: $600.0, March 2018)	589.6	594.0	0	0
Other debt instruments[1]	0	0	37.1	37.1
Total	$4,404.9	$4,532.3	$3,306.3	$3,643.6

[1]Consist of term loans issued by ARX prior to The Progressive Corporation acquiring a controlling interest in 2015. The repayment was funded in part with proceeds from fixed-rate loans made to ARX by The Progressive Corporation. These intercompany transactions were eliminated in consolidation.
Aggregate required principal payments on debt outstanding at December 31, 2018, are as follows:

(millions)
Year	Payments
2019	$0
2020	0
2021	500
2022	0
2023	0
Thereafter	3,950
Total	$4,450

All of the outstanding debt was issued by The Progressive Corporation and includes amounts that were borrowed and contributed to the capital of its insurance subsidiaries or used, or made available for use, for other business purposes. Fair values for these debt instruments are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on the outstanding debt.
Interest on all debt is payable semiannually at the stated rates. All principal is due at the maturity stated in the tables above. Each note is redeemable, in whole or in part, at any time; however, the redemption price will equal the greater of the principal amount of the note or a “make whole” amount calculated by reference to the present values of remaining scheduled principal and interest payments under the note.
We issued $550 million of 4.00% Senior Notes due 2029 in October 2018, $600 million of 4.20% Senior Notes due 2048 in March 2018, and $850 million of 4.125% Senior Notes due 2047 in April 2017, in underwritten public offerings. The net proceeds from these issuances, after deducting underwriters’ discounts, commissions, and other issuance costs, were approximately $544.5 million, $589.5 million, and $841.1 million, respectively.
Prior to certain issuances of our debt securities, we entered into forecasted transactions to hedge against possible rises in interest rates. When the contracts were closed upon the issuance of the applicable debt securities, we recognized the unrealized gains (losses) on these contracts as part of accumulated other comprehensive income (see Note 1 – Reporting and Accounting Policies for further discussion). These unrealized gains (losses) are being amortized as adjustments to interest expense over the life of the related notes. The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2018, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2018
3.75% Senior Notes	$(5.1)	$(1.5)
6 5/8% Senior Notes	(4.2)	(2.6)
6.25% Senior Notes	5.1	3.5
4.35% Senior Notes	(1.6)	(1.5)
3.70% Senior Notes	(12.9)	(11.9)
4.125% Senior Notes	(8.0)	(7.8)

During 2018, The Progressive Corporation entered into a new line of credit with PNC Bank, National Association (PNC) in the maximum principal amount of $250 million. The prior line of credit, entered into in 2017, expired in April 2018. The line of credit has the same terms and conditions of the previous line of credit. Subject to the terms and conditions of the line of credit documents, advances under the line of credit (if any) will bear interest at a variable rate equal to the higher of PNC’s Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points. Each advance must be repaid on the 30th day after the advance or, if earlier, on April 30, 2019, the expiration date of the line of credit. Prepayments are permitted without penalty. The line of credit is uncommitted and, as such, all advances are subject to PNC’s discretion. We had no borrowings under either line of credit in 2018 or 2017.